DISCONTINUED OPERATIONS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
DISCONTINUED OPERATIONS
Schedule of components of disposition

Cash payment due to H&J Seller	$(229,000)
Common shares issued to H&J Seller*	(1,357,043)
Total fair value of consideration received (given)	$(1,586,043)
Carrying amount of assets and liabilities
Cash and cash equivalents	18,192
Accounts receivable, net	55,782
Prepaid expenses and other current assets	25,115
Goodwill	1,130,311
Intangible assets, net	1,246,915
Deposits	4,416
Accounts payable	(40,028)
Accrued expenses and other liabilities	(734,068)
Deferred revenue	(18,347)
Due to related parties	(1,008)
Contingent consideration	(1,400,000)
Loan payable	(219,894)
Note payable - related party	(129,489)
Total carrying amount of assets and liabilities	(62,103)
Loss on disposition of business	$(1,523,940)
*	Represents the fair value of 78,103 shares of common stock issued to D. Jones.

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2023	2022	2023	2022
Net revenues	$686,627	$1,089,569	$1,405,482	$1,892,849
Cost of net revenues	292,107	328,915	565,621	605,413
Gross profit	394,520	760,654	839,861	1,287,436
Operating expenses:
General and administrative	189,751	449,508	520,582	896,873
Sales and marketing	169,875	332,723	346,167	515,775
Distribution	—	—	—	—
Change in fair value of contingent consideration	—	—	—	—
Total operating expenses	359,626	782,231	866,749	1,412,648
Income (loss) from operations	34,894	(21,577)	(26,888)	(125,212)
Other income (expense):
Interest expense	(3,003)	(29,828)	(11,675)	(40,862)
Loss on disposition of business	(1,523,940)	—	(1,523,940)	—
Other non-operating income (expenses)	—	—	—	—
Total other income (expense), net	(1,526,944)	(29,828)	(1,535,615)	(40,862)
Income tax benefit (provision)	—	—	—	—
Net income (loss) from discontinued operations	$(1,492,050)	$(51,404)	$(1,562,503)	$(166,074)
Weighted average common shares outstanding - basic	246,809	14,329	236,824	9,836
Weighted average common shares outstanding - diluted	834,604	14,329	824,619	9,836
Net income (loss) from discontinued operations per common share - basic	$(6.05)	$(3.59)	$(6.60)	$(16.88)
Net income (loss) from discontinued operations per common share - diluted	$(6.05)	$(3.59)	$(6.60)	$(16.88)

Schedule of due to/ from factor

	June 30,	December 31,
	2023	2022
Outstanding receivables:
Without recourse	$787,542	$1,680,042
With recourse	50,979	65,411
Matured funds and deposits	88,516	81,055
Advances	(478,753)	(632,826)
Credits due customers	(10,142)	(354,282)
	$438,142	$839,400

	December 31,
	2022	2021
Outstanding receivables:
Without recourse	$564,548	$579,295
With recourse	352,379	361,584
Advances	118,521	121,617
Credits due customers	(196,048)	(77,208)
	$839,400	$985,288